PREPAID LAND LEASES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Prepaid Land and Leases [Line Items]
Amortization of Deferred Leasing Fees	$ 270	$ 261	$ 281